Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies [Abstract]
Basis of Accounting
Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). They were authorized for issuance by the Group’s management board on June 11, 2020.

Functional and presentation currency
Functional and presentation currency

These consolidated financial statements are presented in Euro, which is the Group’s presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group’s foreign subsidiaries are prepared using the local currency as the subsidiary’s functional currency. The Group translates the assets and liabilities into Euro using period-end exchange rates at the reporting date, and revenue and expenses using average exchange rates for the year. The resulting translation gain or loss is included in Accumulated other comprehensive income and is excluded from net loss.

Use of judgments and estimates
Use of judgments and estimates

In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties may have a significant risk of resulting in a material adjustment for the year ending December 31, 2019 is included in the following notes:

•	recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources;

•	impairment test of intangible assets and goodwill: key assumptions regarding underlying recoverable amounts;

•	lease term: assessment of the likelihood of exercising an extension option or not exercising a termination option, if applicable;

•
classification and measurement of virtual stock option plans: key assumptions underlying the classification of the virtual stock option plans as equity-settled, the binomial option-pricing valuation model to calculate the fair value of granted share-based awards;

•	recognition and measurement of internally generated software: key assumptions about the future economic benefits expected from those intangible assets;

•	recognition of deferred tax assets: availability of future taxable profit against which tax losses carried forward can be used;

•
uncertainty over income tax treatments: key assumptions about the examination of tax treatments by taxation authorities, determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and consideration of changes in facts and circumstances;

•
accounting for business combinations: key assumptions underlying the fair value of the consideration transferred and fair value of the assets acquired and liabilities assumed in accordance with IFRS 3 Business Combinations; and

•
recognition of revenue: key assumptions about the amount of consideration the Group is due in exchange for services, including estimates about future refunds and chargebacks. Revenue is recognized in an amount that reflects the consideration the Group is contractually due in exchange for those services.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group regularly reviews significant inputs and valuation adjustments.

If third party information, such as broker quotes or pricing services, is used to measure fair values, then the Group assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety at the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	assets acquired and liabilities assumed in a business combination;

•	share-based payment arrangements; and

•	financial instruments

Basis of measurement	Basis of measurement The consolidated financial statements have been prepared on the historical cost basis.
New standards, interpretations and amendments to standards and interpretations
New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2020, and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

Standard / interpretation
Revised Conceptual Framework for Financial Reporting	Amendments to 'References to Conceptual Framework in IFRS Standards'
Amendments to IFRS 3	Amendments to 'Definition of a Business' - Clarifications
Amendments to IAS 1 and IAS 8	Amendments to 'Definition of Material' - Clarifications
Amendments to IFRS 9, IAS 39 and IFRS 7	Amendments to 'Interest Rate Benchmark Reform'

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the consolidated financial statements of the Group.

The following standard was effective for annual periods beginning on January 1, 2019, and was adopted by Group for the first time in the consolidated financial statements:

IFRIC Interpretation 23, Uncertainty over Income Tax Treatments

On January 1, 2019, the Group adopted International Financial Reporting Interpretations Committee (“IFRIC”) Interpretation 23, Uncertainty over Income Tax Treatments. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments. The adoption did not have any material impact on the consolidated financial statements.

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard - i.e. lessors continue to classify leases as finance or operating leases. IFRS 16 replaces the prior standard, IAS 17 Leases, and related interpretations.

The Group adopted IFRS 16 as of January 1, 2019, applying the modified retrospective approach. Under the chosen transition method, comparative information has not been restated and there was no cumulative impact to the Group's retained earnings at January 1, 2019 from the adoption of IFRS 16. The Group elected to use a number of the practical expedients offered by the standard, including non-capitalization of short-term leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease. Additionally, the Group applied a practical expedient to ‘grandfather’ its previous assessment of which existing contracts are, or contain, leases. The Group applied IFRS 16 to all contracts that were previously identified as leases under IAS 17 Leases. Contracts that were not identified as leases under IAS 17 were not reassessed. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. The definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

On January 1, 2019, the Group recognized lease liabilities in relation to two lease contracts as a lessee for office space in Berlin, Germany and Utah, United States, which were previously classified as operating leases under IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the incremental borrowing rates as of January 1, 2019. The weighted average discount rate applied to the lease liabilities on January 1, 2019 was 2.79%.

Interest is charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. When measuring the right-of-use asset, there were two options in transition. The Group chose the option to measure the associated right-of-use assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application. The right-of-use asset is depreciated over the shorter of the asset's life or the lease term on a straight-line basis.

The nature of expenses related to the Group's leases changed under IFRS 16. Expenses related to the Group's leases were previously recognized on a straight-line basis as operating lease expense under IAS 17 Leases. Beginning January 1, 2019, the Group recognizes depreciation expense for right-of-use assets as operating expense and interest expense on lease liabilities as finance expense within the Consolidated Statements of Operations and Comprehensive Loss.

The transition impact of the policy change as of January 1, 2019, was as follows:

•	Property, plant and equipment are higher by €1.3 million due to the recognition of right-of-use assets.

•	Current financial liabilities are higher by €401 thousand due to the recognition of lease liabilities.

•	Non-current financial liabilities are higher by €916 thousand due to the recognition of lease liabilities.

•	Trade and other payables are lower by €55 thousand due to the derecognition of deferred rent.

Below is a reconciliation of the Group's operating lease commitments at December 31, 2018 and lease liabilities recognized on January 1, 2019:

in € thousands	January 1, 2019
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	2,261
Contracts not containing a lease	(874)
Operating lease commitments as of January 1, 2019	1,387
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	1,317

The following tables show the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IFRS 9 for the years ended December 31, 2019 and 2018.

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2019 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	1,036	1,036	—	—	—	—	—
Other receivables	AC	6,004	6,004	—	—	—	—	—
Other non-current financial assets		7,040	7,040	—	—	—	—	—
Trade receivables	AC	5,808	5,808	—	—	—	—	—
Deposits	AC	303	303	—	—	—	—	—
Other receivables	AC	2,915	2,915	—	—	—	—	—
Other current financial assets		3,218	3,218	—	—	—	—	—
Cash and cash equivalents	AC	15,450	15,450	—	—	—	—	—
Total financial assets		31,516	31,516	—	—	—	—	—
Borrowings	AC	95,839	95,839	107,873	—	107,873	—	107,873
Other non-current financial liabilities	AC	7,167	7,167	—	—	—	—	—
Trade payables	AC	25,873	25,873	—	—	—	—	—
Refund liabilities	AC	98	98	—	—	—	—	—
Deferred consideration payable	AC	9,187	9,187	—	—	—	—	—
Other liabilities	AC	5,144	5,144	—	—	—	—	—
Other current financial liabilities		14,429	14,429	—	—	—	—	—
Total financial liabilities		143,308	143,308	107,873	—	107,873	—	107,873

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2018 in € thousands (1)			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	21	21	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		24	24	—	—	—	—	—
Trade receivables	AC	2,974	2,974	—	—	—	—	—
Deposits	AC	299	299	—	—	—	—	—
Other receivables	AC	615	615	—	—	—	—	—
Other current financial assets		914	914	—	—	—	—	—
Cash and cash equivalents	AC	11,095	11,095	—	—	—	—	—
Total financial assets		15,007	15,007	—	—	—	—	—
Borrowings	AC	12,125	12,125	12,259	—	12,259	—	12,259
Other non-current financial liabilities	AC	54	54	—	—	—	—	—
Trade payables	AC	10,166	10,166	—	—	—	—	—
Refund liabilities	AC	135	135	—	—	—	—	—
Other liabilities	AC	743	743	—	—	—	—	—
Other current financial liabilities		878	878	—	—	—	—	—
Total financial liabilities		23,223	23,223	12,259	—	12,259	—	12,259

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Correction of errors
Correction of an error

Certain comparative amounts in the Consolidated Balance Sheets, Consolidated Statements of Operations and Comprehensive Loss, Consolidated Statements of Shareholders' Equity, and Consolidated Statements of Cash Flows have been restated to correct for an error with respect to the understatement of Current contract liabilities. The impact of this restatement is disclosed in Note 8.4. Throughout the consolidated financial statements, columns including comparative figures that have been restated are indicated with “(1).”

Foreign Currency Transactions and Balances
Foreign Currency Transactions and Balances

Foreign currency transactions, balances, and cash flows

Transactions in foreign currencies are translated into the respective functional currencies of the Group's subsidiaries at the exchange rates prevailing at the transaction date.

At each subsequent balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated into the functional currency at the exchange rate at the date of the transaction. Exchange gains and losses arising on the settlement of foreign currency transactions and the translation of monetary assets and liabilities denominated in foreign currencies into the functional currency are recognized in Net finance expenses.

In the Consolidated Statements of Cash Flows, cash flows from foreign currency transactions have been translated into Euro using average exchange rates for the year. This method does not differ significantly from using the exchange rates at the dates the cash flows occur. The effect of exchange rate fluctuations on cash and cash equivalents denominated in foreign currencies is recognized separately as the financial statement caption Effects of exchange rate fluctuations on cash in the Consolidated Statements of Cash Flows.

Translation of foreign operations

The translation of foreign operations into the presentation currency is based on the following criteria:

•	Assets and liabilities are translated using period-end exchange rates at the reporting date;

•	Income and expenses are translated using average exchange rates for the year. This method does not differ significantly from using the exchange rate at the date of the transaction

Translation differences resulting from the application of the above criteria are recognized in other comprehensive income and are excluded from Net loss.

Revenue Recognition and Contract Balances
Revenue Recognition and Contract Balances

Revenue Recognition

The Group recognizes revenue in accordance with IFRS 15 Revenue from Contracts with Customers. The Group accounts for a contract when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services is transferred to our customers, and in an amount that reflects the consideration the Group is contractually due in exchange for those services. The Company’s revenue is primarily derived directly from users in the form of recurring subscriptions. Subscription revenue is presented net of refunds and credit card chargebacks. Subscribers pay in advance, primarily by credit card or through mobile app stores, and subject to certain conditions identified in our terms and conditions. Revenue is initially deferred and is recognized using the straight-line method over the terms of the applicable subscription period, which primarily range from one to twelve months.

The objective of determining the transaction price is to estimate the amount of consideration the Group is due in exchange for services, including amounts that are variable. The Company determines the total transaction price at contract inception and reassesses this estimate each reporting period. The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.

For revenue earned through certain mobile applications, including iOS and Android, the Group recognizes subscription revenue gross of the application processing fees primarily because the Group is the principal and it has the contractual right to determine the price paid by the subscriber. The Group records the related application processing fees as cost of revenue in the period incurred.

The Group earns a small amount of revenue from virtual currency. Virtual currency is paid upfront and is initially recorded as contract liabilities. It can be redeemed by members and subscribers for certain premium features, delivery confirmation of messages, and virtual gifts. The Group records virtual currency revenue as it is redeemed.

The Group also earns a small amount of revenue from advertising revenue. The Group records advertising revenue as it is earned and includes advertising revenue in the total revenue of each segment that generates advertising revenue.

Contract Balances

The contract liabilities balance consists of advance payments that are received or due in advance of the Company's performance. The Company generally classifies contract liabilities as current when the term of the applicable subscription period or expected completion of the performance obligation is one year or less.

Cost of Revenue
Cost of Revenue

Cost of revenue consists primarily of direct marketing expenses, compensation and other employee-related costs for personnel dedicated to maintaining Spark Networks’ data centers, data center expenses, credit card fees and mobile application processing fees. The Group incurs substantial advertising expenses in order to generate traffic to its websites. These advertising expenses consist of offline marketing, particularly television and out-of-home advertising, as well as online advertising and are directly attributable to the revenue the Group receives from its subscribers.

Employee benefits
Employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment arrangements

Share-based compensation expense reflected in the Company's consolidated financial statements consists of expense related to the Affinitas virtual employee share option plan (the “Affinitas VESOP”), the Spark 2007 Omnibus Incentive Plan (“Spark 2007 Plan”), the Spark Networks 2017 virtual stock option plan (the “Spark Networks 2017 VSOP”) and the Spark Networks 2018 virtual stock option plan (the “Spark Networks 2018 VSOP”). The Affinitas VESOP was independently established by Affinitas in 2013 and the Spark 2007 Plan was independently established by Spark in 2007, in each case prior to the Affinitas / Spark Merger. In connection with the Affinitas / Spark Merger, the Affinitas VESOP was terminated and replaced by the Spark Networks 2017 VSOP. The Spark Networks 2017 VSOP was subsequently replaced by the Spark Networks 2018 VSOP in 2018. Share-based compensation expense incurred in periods prior to the close of the Affinitas / Spark Merger resulted solely from share-based compensation granted by Affinitas.

The Affinitas / Spark Merger was considered a Liquidity Event under the terms of the Affinitas VESOP. It was decided by the shareholders of Affinitas to settle all the options granted under the Affinitas VESOP that were outstanding at the merger date at a fixed valuation of €3,839 thousand, which was equivalent to a total equity value of €90 million for Affinitas. This equity value of Affinitas was determined based on the Spark share price and the exchange ratio that Affinitas and Spark agreed on in relation to the Affinitas / Spark Merger.

In 2017, Spark Networks established the Spark Networks 2017 VSOP for selected executives and employees of Spark Networks and its subsidiaries. In March 2018, Spark Networks replaced the Spark Networks 2017 VSOP by establishing the Spark Networks 2018 VSOP for selected executives and employees of Spark Networks and its subsidiaries if and to the extent that the plan participants under the Spark Networks 2017 VSOP had agreed to such replacement. Under the Spark Networks 2018 VSOP, Spark Networks granted participants a certain number of virtual stock options in exchange for options granted under the Spark Networks 2017 VSOP and/or a certain number of new virtual stock options, and can grant additional options in the future. The Spark Networks 2018 VSOP entitles Spark Networks to a choice of settlement whereby the cash amount or equal value in shares to be received by the beneficiaries for a single vested option shall equal the market price per Spark Networks ADS minus the exercise price. Spark Networks classifies awards under the Spark Networks 2018 VSOP as equity-settled.

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in shareholders' equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes. Spark Networks recognizes compensation expense on a straight-line basis from the beginning of the service period, even when the grant date is subsequent to the service commencement date. During the period between service commencement date and grant date, the share-based payment expense recognized is based on an estimated grant date fair value of the award. Once the grant date has been established for equity-settled awards, the estimated fair value is revised so that the expense recognized is based on the actual grant date fair value of the equity instruments granted. For awards with graded-vesting features, each installment of the award is treated as a separate grant. This means that each installment is separately expensed over the related vesting period.

Spark Networks estimates the fair value of each virtual stock option grant using a binomial option-pricing model, which uses as inputs the fair value per Spark Networks ADS and assumptions Spark Networks makes with respect to the volatility of Spark Networks ADSs, the expected terms of Spark Networks’ virtual stock options, the risk-free interest rates for a period that approximates the expected term of the virtual stock option and the expected dividend yield.

Defined contribution plans

Obligations for contributions to defined contribution plans are expensed as the related service is provided. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Termination benefits

Termination benefits are recognized as a liability and expense at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring under IAS 37 Provisions, Contingent Liabilities and Contingent Assets and involves the payment of termination benefits. If benefits are not expected to be settled wholly within 12 months of the reporting date, then they are discounted.

Lease payments
Lease payments

Lease payments are comprised of the following payments for the right to use the underlying asset during the lease term:

•	fixed payments (including in-substance fixed payments), less any lease incentives received

•	variable lease payments that depend on an index or a rate

•	amounts expected to be payable by the Group under residual value guarantees

•	the exercise price of a purchase option if the Group is reasonably certain to exercise that option, and

•	payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined. In most of the Group’s leases, the implicit rate cannot be determined and the incremental borrowing rate is used.

Operating lease payments are recognized in profit or loss on a straight-line basis over the term of the lease.

Finance income and finance costs
Finance income and finance costs

The Group’s finance income and finance costs include interest income and expense, as well as translation gains and losses. Interest income or expense is recognized using the effective interest method.

The effective interest rate is the rate used to discount the estimated future cash payments or receipts through the expected maturity of the financial instrument to:

•	the gross carrying amount of the financial asset; or

•	the amortized cost of the financial liability

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for the financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Income tax
Income tax

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive loss/income.

Current tax

Current tax is based on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•
temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on business plans for individual subsidiaries in the Group and the reversal of temporary differences. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. Deferred tax is measured at the tax rates that are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Deferred tax assets and liabilities are offset only if certain criteria are met.

Accordingly, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis. In assessing the potential realization of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the Group’s tax loss carryforwards remain deductible.

Prepaid Advertising Expenses
Prepaid Advertising Expenses

The Group regularly pays in advance for online and offline advertising, and expenses the prepaid amounts as cost of revenue over the contract periods as the vendor delivers on its commitment. The Group evaluates the realization of prepaid amounts at each reporting period and expenses prepaid amounts if the applicable vendor is unable to deliver on its commitment and is not willing or able to repay the undelivered prepaid amounts. Prepaid expenses are shown as non-financial assets.

Business Combinations
Business Combinations

From time to time, the Group acquires the stock or specific assets of companies in transactions that may be considered to be business acquisitions under IFRS 3 Business Combinations. Under the acquisition method of accounting, the Group allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require the Group’s management to make significant estimates and assumptions, especially with respect to estimating the fair value and expected useful life assigned to each class of assets and liabilities acquired. Different classes of assets will have varying useful lives.

The Group’s management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the Group's net financial results within the Consolidated Statements of Operations and Comprehensive Loss.

Intangible assets and goodwill
Intangible assets and goodwill

Recognition and measurement of goodwill and intangible assets with indefinite lives

Goodwill arising from the acquisition of subsidiaries is measured at acquisition date fair value less accumulated impairment losses.

The Group’s goodwill represents the excess of the purchase price over the fair value of the net assets acquired resulting from business acquisitions. Intangible assets resulting from the acquisitions of entities in a business combination are recorded using the acquisition method of accounting and estimated by management based on the fair value of assets received.

Management reviews the potential impairment of goodwill and indefinite lived intangible assets at least annually, or more frequently if events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable. Management also routinely reviews whether events and circumstances continue to support an indefinite useful life for intangible assets that are not being amortized.

Recognition and measurement of intangible assets with finite lives

Intangible assets with finite useful lives are amortized using the straight-line method over their estimated useful lives. In addition to the recoverability assessment, management routinely reviews the remaining estimated useful lives of its amortizable intangible assets. If the Group reduces its estimate of the useful life assumption for any asset, the remaining unamortized balance would be amortized over the revised estimated useful life.

Development expenditures such as internally generated software are capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Costs incurred in the planning and post-implementation stages of a project are expensed as incurred while direct and indirect costs associated with the development phase are capitalized and amortized on a straight-line basis over the estimated useful lives. Costs associated with minor enhancements and maintenance are included in expenses in the accompanying Consolidated Statements of Operations and Comprehensive Loss. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.

The estimated useful lives of intangible assets for current and comparative periods are as follows:

•	Internally generated software: 3 - 6 years

•	Licenses and domains: 2 - 5 years

•	Brands and trademarks: 10 - 20 years, indefinite

•	Other intangible assets: 1 - 5 years

Impairment of non-financial assets

Management assesses the potential impairment of assets, which include intangible assets, whenever changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Events and circumstances that may indicate that an asset is impaired may include significant decreases in the market value of an asset or the Group’s common stock, a significant decline in actual or projected revenue, a change in the extent or manner in which an asset is used, shifts in technology, loss of key management or personnel, changes in the Group’s operating model or strategy and competitive forces, as well as other factors. Additionally, goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (“CGU”). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination. The Group identified six CGUs for impairment testing purposes: Zoosk, Christian Networks, Jdate USA, Jdate Israel, JSwipe, and Other Networks.

If events and circumstances indicate that the carrying amount of an asset may not be recoverable and the expected discounted future cash flows attributable to the asset or CGU are less than the carrying amount of the asset, an impairment loss equal to the excess of the asset’s carrying value over its estimated recoverable amount is recorded. The recoverable amount is determined based on the present value of estimated expected future cash flows using a discount rate commensurate with the risk involved, and quoted market prices or appraised values, depending on the nature of the assets. Fair value measurements utilized for assets under nonrecurring measurements were measured with Level 3 unobservable inputs.

Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

Property, plant and equipment
Property, plant and equipment

Recognition and measurement

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

Depreciation

Property, plant and equipment is stated at cost, net of accumulated depreciation, which is recorded using the straight-line method over the estimated useful life of the asset.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

•	Right-of-use asset: the shorter of the useful life of the right-of-use asset or the term of the lease under IFRS 16

•	Leasehold improvements: the shorter of the useful life of the right-of-use asset or the term of the lease under IFRS 16

•	Other and office equipment: 3 - 5 years

Upon the sale or retirement of property or equipment, the cost and related accumulated depreciation and amortization are removed from the Group’s Consolidated Balance Sheets with the resulting gain or loss, if any, reflected in the Group’s Consolidated Statements of Operations and Comprehensive Loss.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Financial instruments
Financial instruments

Classification and measurement

The Group applies IFRS 9 and classifies its financial assets and financial liabilities in the following measurement categories:

•	Fair value through profit or loss (FVTPL)

•	Fair value through other comprehensive income (FVOCI); or

•	Amortized cost (AC)

Classification and subsequent measurement of financial assets depends on:

•	The Group’s business model for managing the asset; and

•	The cash flow characteristics of the asset

Based on these factors, the Group classifies its financial assets into one of the following three measurement categories:

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Amortized costs: Assets that are held for collection of contractual cash flows where cash flows represent solely payments of principal interest (SPPI), and that are not designated at FVTPL, are measured at amortized cost. The carrying amount of these assets is adjusted by any expected credit loss allowance recognized accordingly. Interest income from these financial assets is included in Interest and similar income using the effective interest rate method.

•
Fair value through other comprehensive income (FVOCI): Financial assets that are held for collection of contractual cash flows and for selling the assets, where the assets cash flows represent solely payments of principal and interest, and that are not designated at FVTPL, are measured at fair value through other comprehensive income (FVOCI). Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income or expense, and foreign exchange gains and losses on the instruments amortized cost which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI and accumulated in equity is reclassified to profit or loss. Interest income from these financial assets is included in interest and similar income using the effective interest rate method.

•
Fair value through profit or loss (FVTPL): Assets that do not meet the criteria for amortized cost or FVOCI are measured at fair value through profit or loss. At initial recognition, an entity may irrevocably designate a financial asset as measured at FVTPL if doing so eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise.

The Group's financial liabilities satisfy the conditions for classification at amortized cost. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

Impairment of financial assets

The Group is exposed to credit risk if counterparties fail to make payments as they fall due in respect of payment of trade receivables specifically relating to receivables from chargebacks or if a tenant fails to make rent payments as they fall due in respect of payment of lease receivables specifically relating to the Group's subleased property. The Group measures loss allowances for trade receivables at an amount equal to lifetime expected credit losses and for lease receivables at an amount equal to the expected credit losses for the next twelve months. The Group considers the probability of default upon initial recognition of the asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Macroeconomic information (such as market interest rates or growth rates) is incorporated as part of the internal rating model. In determining the credit risk related to the lease receivable, the specific default risk of the tenant is considered. Credit risk relating to other financial assets mainly relates to cash deposits to payment processors. Management monitors the creditworthiness of payment processors closely. In the past, there were no indications that the payment processors would not meet their obligations.

Provisions
Provisions

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

Legal Contingencies

The Group is currently involved in certain legal proceedings, as discussed in Note 8.2. To the extent that a loss related to a contingency is reasonably estimable and probable, the Group accrues an estimate of that loss. Because of the uncertainties related to both the amount and range of loss on certain pending litigation, the Group may be unable to make a reasonable estimate of the liability that could result from an unfavorable outcome of such litigation. As additional information becomes available, the Group will assess the potential liability related to such pending litigation and make, or if necessary, revise its estimates. Such revisions in the Group’s estimates of the potential liability could materially impact its consolidated results of operations and consolidated financial position.

Refunds

A provision for refunds is recognized when the underlying services are sold, based on historical refund data and a weighting of possible outcomes against their associated probabilities.

Restructuring

A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are not provided for.

Segment Reporting
Segment Reporting

Segment reporting requires the use of the management approach in determining the reportable operating segments. The management approach considers the internal organization and reporting provided to the Group’s chief operating decision maker ("CODM") for the purpose of making operating decisions and assessing performance. The Group’s internal financial reporting provided to the CODM includes separate data for each country, and all countries other than the United States and Canada (together, “North America”) have been aggregated into one reportable segment as the business model and long-term margin expectations are similar. The Group reports two separate reportable segments: (1) North America, which consists of Spark Networks’ operations in the United States and Canada; and (2) International, which consists of all other operations except for the United States and Canada.

The performance of the operating segments is measured on the basis of revenue and direct marketing expenses only. Due to the Group’s integrated business structure, costs and expenses other than direct marketing expenses are not allocated to the individual reportable segments. As such, the Group does not measure operating profit or loss by segment for internal reporting purposes.